Jack-up rigs (Tables)	12 Months Ended
Dec. 31, 2019
Jack-up rigs [Abstract]
Jack-up Rigs
Set forth below is the carrying value of our jack-up rigs

	As of December 31,
(In $ millions)	2019	2018
Opening balance	2,278.1	783.3
Additions	100.5	307.5
Transfers from newbuildings (note 13)	420.9	1,275.7
Depreciation and amortization	(99.7)	(69.6)
Disposals	(2.1)	(18.8)
Reclassification to asset held for sale	(3.0)	-
Impairment	(11.4)	-
Total jack-up rigs	2,683.3	2,278.1

Net Book Value of Jack-up Rigs
The following presents the net book value of our jack-up rigs by geographic area as of December 31, 2019 and 2018:

	As of December 31,
(In $ millions)	2019	2018
Middle East	40.7	42.0
Europe	297.3	320.0
West Africa	646.1	203.0
Mexico	721.1	-
South East Asia	978.1	1,713.1
Total	2,683.3	2,278.1